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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            December 31

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

W.P. Stewart & Co. Growth Fund
Proxy Voting July 1, 2010 - June 30, 2011

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer/ Stockholder	Voted/ Not Voted	Vote Casted For/ Against/ Abstain/ Withold	For/ Against Management

Polo Ralph Lauren Corporation	RL	731572103	6/21/2010	8/5/2010	Elect director Frank A. Bennack, Jr.	Issuer	Voted	For	For
					Elect director Joel L. Fleishman	Issuer	Voted	For	For
					Elect director Steven P. Murphy	Issuer	Voted	For	For
					Adoption of the Company's 2010 Long-Term Stock Incentive Plan	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm to serve for the fiscal year ending April 2, 2011	Issuer	Voted	For	For

Mastercard Incorporated	MA	57636Q104	7/26/2010	9/21/2010	Amend and restate the Company's current certificate of incorporation to declassify the Board of Directors in phases and effect related changes in director vacancy and removal procedures	Issuer	Voted	For	For
					Amend and restate the Company's current certificate of incorporation to eliminate a supermajority voting requirement for amending the Company's certificate of incorporation	Issuer	Voted	For	For
					Amend and restate the Company's current certificate of incorporation to revise requirements applicable to the composition of the Board of Directors	Issuer	Voted	For	For
					Amend and restate the Company's current certificate of incorporation to revise requirements applicable to the ownership of the Company's stock and delete related obsolete provisions	Issuer	Voted	For	For

Approval of the Adjornment of the Annual Meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve each of the proposals comprising Proposal 1 at the time of the Annual Meeting
						Issuer	Voted	For	For
					Elect director Nancy J. Karch	Issuer	Voted	For	For
					Elect director Jose Octavio Reyes Lagunes	Issuer	Voted	For	For
					Elect director Edward Sunig Tian	Issuer	Voted	For	For
					Elect director Silvio Barzi	Issuer	Voted	For	For
					Re-approval of the Company's Senior Executive Annual Incentive Compensation Plan	Issuer	Voted	For	For
					Ratification of the Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for the Company for 2010	Issuer	Voted	For	For

The Procter & Gamble Company	PG	742718109	8/13/2010	10/12/2010	Elect director Angela F. Braly	Issuer	Voted	For	For
					Elect director Kenneth I. Chenault	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director Rajat K. Gupta	Issuer	Voted	For	For
					Elect director Robert A. McDonald	Issuer	Voted	For	For
					Elect director W. James McNerney, Jr.	Issuer	Voted	For	For
					Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
					Elect director Mary A. Wilderotter	Issuer	Voted	For	For
					Elect director Patricia A. Woertz	Issuer	Voted	For	For
					Elect director Ernesto Zedillo	Issuer	Voted	For	For
					Ratify Appointment of the Independent Registered Public Accounting Firm	Issuer	Voted	For	For
					Shareholder proposal - Cumulative Voting	Shareholder	Voted	Against	For

Myriad Genetics, Inc.	MYGN	62855J104	10/4/2010	12/3/2010	Elect director Heiner Dreismann, Ph.D.	Issuer	Voted	For	For
					Elect director Peter D. Meldrum	Issuer	Voted	For	For
					Approve the 2010 Employee, Director and Consultant Equity Incentive Plan	Issuer	Voted	For	For
					Ratify the selection of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the fiscal year ending June 30, 2011	Issuer	Voted	For	For

Becton, Dickinson and Company	BDX	75887109	12/10/2010	2/1/2011	Elect director Basil L. Anderson	Issuer	Voted	For	For
					Elect director Henry P. Becton, Jr.	Issuer	Voted	For	For
					Elect director Edward F. DeGraan	Issuer	Voted	For	For
					Elect director Claire M. Fraser-Liggett	Issuer	Voted	For	For
					Elect director Christopher Jones	Issuer	Voted	For	For
					Elect director Marshall O. Larsen	Issuer	Voted	For	For
					Elect director Edward J. Ludwig	Issuer	Voted	For	For
					Elect director Adel A.F. Mahmoud	Issuer	Voted	For	For
					Elect director Gary A. Mecklenburg	Issuer	Voted	For	For
					Elect director Cathy E. Minehan	Issuer	Voted	For	For
					Elect director James F. Orr	Issuer	Voted	For	For
					Elect director Willard J. Overlock, Jr.	Issuer	Voted	For	For
					Elect director Bertram L. Scott	Issuer	Voted	For	For
					Elect director Alfred Sommer	Issuer	Voted	For	For
					Ratification of selection of independent registered public accounting firm	Issuer	Voted	For	For
					An advisory vote on executive compensation	Issuer	Voted	For	For
					An advisory vote on the frequency of executive compensation advisory votes	Issuer	Voted	Abstain	No Recommendation
					Shareholder proposal- Special Shareholder Meetings	Shareholder	Voted	Against	For
					Shareholder proposal- Cumulative Voting	Shareholder	Voted	Against	For

Apple Inc.	AAPL	037833100	12/27/2010	2/23/2011	Elect director William V. Campbell	Issuer	Voted	For	For
					Elect director Millard S. Drexler	Issuer	Voted	For	For
					Elect director Albert A. Gore, Jr.	Issuer	Voted	For	For
					Elect director Steven P. Jobs	Issuer	Voted	For	For
					Elect director Andrea Jung	Issuer	Voted	For	For
					Elect director Arthur D. Levinson	Issuer	Voted	For	For
					Elect director Ronald D. Sugar	Issuer	Voted	For	For
					Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2011	Issuer	Voted	For	For
					An advisory vote on executive compensation	Issuer	Voted	For	For
					An advisory vote on the frequency of the advisory vote on executive compensation	Issuer	Voted	1 Year	For
					Shareholder Proposal- Succession planning, if properly presented at the meeting	Shareholder	Voted	Against	For
					Shareholder Proposal- Majority voting, if properly presented at the meeting	Shareholder	Voted	Against	For

United Technologies Corporation	UTX	913017109	2/15/2011	4/13/2011	Elect director Louise R. Chenevert	Issuer	Voted	For	For
					Elect director John V. Faraci	Issuer	Voted	For	For
					Elect director Jean-Pierre Garnier	Issuer	Voted	For	For
					Elect director Jamie S. Gorelick	Issuer	Voted	For	For
					Elect director Edward A. Kangas	Issuer	Voted	For	For
					Elect director Ellen J. Kullman	Issuer	Voted	For	For
					Elect director Charles R. Lee	Issuer	Voted	For	For
					Elect director Richard D. McCormick	Issuer	Voted	For	For
					Elect director Harold McGraw III	Issuer	Voted	For	For
					Elect director Richard B. Myers	Issuer	Voted	For	For
					Elect director H. Patrick Swygert	Issuer	Voted	For	For
					Elect director Andre Villeneuve	Issuer	Voted	For	For
					Elect director Christine Todd Whitman	Issuer	Voted	For	For
					Appointment of the firm of PricewaterhouseCoopers LLP as Independent Auditor	Issuer	Voted	For	For
					Approval of Amendment to 2005 Long-Term Incentive Plan	Issuer	Voted	For	For
					Advisory vote on compensation of named executive officers	Issuer	Voted	For	For
					Advisory vote on frequency of advisory vote on compensation of named executive officers	Issuer	Voted	1 year	No Recommendation
					Shareholder proposal concerning additional share retention requirement for senior executives	Shareholder	Voted	Against	For

Praxair, Inc.	PX	74005P104	3/7/2011	4/26/2011	Elect director Stephen F. Angel	Issuer	Voted	For	For
					Elect director Oscar Bernardes	Issuer	Voted	For	For
					Elect director Nance K. Dicciani	Issuer	Voted	For	For
					Elect director Edward G. Galante	Issuer	Voted	For	For
					Elect director Claire W. Gargalli	Issuer	Voted	For	For
					Elect director Ira D. Hall	Issuer	Voted	For	For
					Elect director Raymond W. LeBoeuf	Issuer	Voted	For	For
					Elect director Larry D. McVay	Issuer	Voted	For	For
					Elect director Wayne T. Smith	Issuer	Voted	For	For
					Elect director Robert L. Wood	Issuer	Voted	For	For
					Approve on an advisory and non-binding basis, the compensation of Praxair's Named Executive Officers as disclosed in the 2011 Proxy Statement	Issuer	Voted	For	For
					Recommend on an advisory and non-binding basis, the frequency of holding future advisory votes on Named Executive Officer compensation	Issuer	Voted	1 year	For
					To approve performance goals under Praxair's section 162(m) Plan	Issuer	Voted	For	For
					To approve amendments to the 2009 Praxair, Inc. Long-Term Incentive Plan to add non-employee directors as eligible participants	Issuer	Voted	For	For
					To ratify the appointment of the Independent Auditor	Issuer	Voted	For	For

PepsiCo, Inc.	PEP	713448108	3/4/2011	5/4/2011	Elect director S.L. Brown	Issuer	Voted	For	For
					Elect director I.M. Cook	Issuer	Voted	For	For
					Elect director D. Dublon	Issuer	Voted	For	For
					Elect director V.J. Dzau	Issuer	Voted	For	For
					Elect director R.L. Hunt	Issuer	Voted	For	For
					Elect director A. Ibarguen	Issuer	Voted	For	For
					Elect director A.C. Martinez	Issuer	Voted	For	For
					Elect director I.K. Nooyi	Issuer	Voted	For	For
					Elect director S.P. Rockefeller	Issuer	Voted	For	For
					Elect director J.J. Schiro	Issuer	Voted	For	For
					Elect director L.G. Trotter	Issuer	Voted	For	For
					Elect director D. Vasella	Issuer	Voted	For	For
					Approval, by non-binding vote, of executive compensation	Issuer	Voted	For	For
					Recommend, by non-binding vote, the frequency of the vote on executive compensation	Issuer	Voted	1 year	Against
					Approval of Independent Registered Public Accountants for fiscal year 2011	Issuer	Voted	For	For
					Approval of Amendment to Articles of Incorporation to implement majority voting for Directors in uncontested elections	Issuer	Voted	For	For
					Shareholder proposal- Right to call special shareholder meetings	Shareholder	Voted	Against	For
					Shareholder proposal- Political contributions report	Shareholder	Voted	Against	For

ANSYS, Inc.	ANSS	03662Q105	3/16/2011	5/11/2011	Elect director James E. Cashman III	Issuer	Voted	For	For
					Elect director William R. McDermott	Issuer	Voted	For	For
					Elect director Ajei S. Gopal	Issuer	Voted	For	For

Approval of an amendment to the Company's Restated Certificate of Incorporation to increase the total number of authorized shares of Common Stock by 150,000,000 shares, from 150,000,000 to 300,000,000 shares
						Issuer	Voted	For	For
					Approval of an amendment and restatement of the Third Amended and Restated ANSYS, Inc. 1996 Stock Option and Grant Plan	Issuer	Voted	For	For
					A non-binding, advisory vote on the compensation of our named executive officers	Issuer	Voted	For	For
					Recommend, by non-binding advisory vote, the frequency of executive compensation votes	Issuer	Voted	1 year	For
					The ratification of the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm	Issuer	Voted	For	For

The Charles Schwab Corporation	SCHW	808513105	3/18/2011	5/17/2011	Elect director Frank C. Herringer	Issuer	Voted	For	For
					Elect director Stephen T. McLin	Issuer	Voted	For	For
					Elect director Charles R. Schwab	Issuer	Voted	For	For
					Elect director Roger O. Walther	Issuer	Voted	For	For
					Elect director Robert N. Wilson	Issuer	Voted	For	For
					Ratification of independent auditors	Issuer	Voted	For	For
					Approval of amended 2004 Stock Incentive Plan	Issuer	Voted	For	For
					Approval of compensation of named executive officer	Issuer	Voted	For	For
					Frequency of votes on compensation of named executive officers	Issuer	Voted	1 year	For
					Stockholder proposal regarding politcal contributions	Shareholder	Voted	Against	For
					Stockholder proposal regarding declassification of board of directors	Shareholder	Voted	For	No Recommendation

Urban Outfitters, Inc.	URBN	917047102	3/21/2011	5/17/2011	Elect director Edward N. Antoian	Issuer	Voted	For	For
					Elect director Joel S. Lawson III	Issuer	Voted	For	For
					Elect director Glen T. Senk	Issuer	Voted	For	For
					Approval of the Advisory vote on Executive Compensation	Issuer	Voted	For	For
					Approval of the advisory vote on frequency of future advisory votes on executive compensation	Issuer	Voted	3 years	For
					Shareholder proposal requiring a new policy and report on Board of Directors diversity	Shareholder	Voted	Against	For

Verisk Analytics, Inc.	VRSK	92345Y106	3/21/2011	5/18/2011	Elect director Frank J. Coyne	Issuer	Voted	For	For
					Elect director Christopher M. Foskett	Issuer	Voted	For	For
					Elect director David B. Wright	Issuer	Voted	For	For
					Approval, by non-binding vote, executive compensation	Issuer	Voted	For	For
					Approval, by non-binding vote, the frequency of executive compensation votes	Issuer	Voted	1 year	For
					Ratify appointment of Deloitte & Touche LLP as our independent auditor for the 2011 fiscal year	Issuer	Voted	For	For

YUM! Brands, Inc.	YUM	988498101	3/21/2011	5/19/2011	Elect director David W. Dorman	Issuer	Voted	For	For
					Elect director Massimo Ferragamo	Issuer	Voted	For	For
					Elect director J. David Grissom	Issuer	Voted	For	For
					Elect director Bonnie G. Hill	Issuer	Voted	For	For
					Elect director Robert Holland, Jr.	Issuer	Voted	For	For
					Elect director Kenneth G. Langone	Issuer	Voted	For	For
					Elect director Jonathan S. Linen	Issuer	Voted	For	For
					Elect director Thomas C. Nelson	Issuer	Voted	For	For
					Elect director David C. Novak	Issuer	Voted	For	For
					Elect director Thomas M. Ryan	Issuer	Voted	For	For
					Elect director Jing-Shyh S. Su	Issuer	Voted	For	For
					Elect director Robert D. Walter	Issuer	Voted	For	For
					Ratification of Independent Auditors	Issuer	Voted	For	For
					Approval of, by non-binding advisory vote, executive compensation	Issuer	Voted	For	For
					Recommend, by non-binding advisory vote, the frequency of executive compensation votes	Issuer	Voted	1 year	For
					Proposal approving amendment to Company's Restated Articles of Incorporation to permit Shareholders to call Special Meetings	Issuer	Voted	For	For

IntercontinentalExchange, Inc.	ICE	45865V100	3/22/2011	5/20/2011	Elect director Charles R Crisp	Issuer	Voted	For	For
					Elect director Jean-Marc Forneri	Issuer	Voted	For	For
					Elect director Senator Judd A. Gregg	Issuer	Voted	For	For
					Elect director Fred W. Hatfield	Issuer	Voted	For	For
					Elect director Terrence F. Martell	Issuer	Voted	For	For
					Elect director Sir Callum McCarthy	Issuer	Voted	For	For
					Elect director Sir Robert Reid	Issuer	Voted	For	For
					Elect director Frederic V. Salerno	Issuer	Voted	For	For
					Elect director Jeffrey C. Sprecher	Issuer	Voted	For	For
					Elect director Judith A Sprieser	Issuer	Voted	For	For
					Elect director Vincent Tese	Issuer	Voted	For	For
					Approval of, by non-binding vote, executive compensation for named executive officers	Issuer	Voted	For	For
					Recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	Voted	1 year	Against
					Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Voted	For	For

Amphenol Corporation	APH	032095101	3/28/2011	5/25/2011	Elect director Ronald P. Badie	Issuer	Voted	For	For
					Elect director R. Adam Norwitt	Issuer	Voted	For	For
					Elect director Dean H. Secord	Issuer	Voted	For	For
					Ratification of Deloitte & Touche LLP as independent public accountants of the Company	Issuer	Voted	For	For
					Advisory resolution on executive compensation	Issuer	Voted	For	For
					Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Voted	1 year	For

Google Inc.	GOOG	38259P508	4/4/2011	6/2/2011	Elect director Larry Page	Issuer	Voted	For	For
					Elect director Sergey Brin	Issuer	Voted	For	For
					Elect director Eric E. Schmidt	Issuer	Voted	For	For
					Elect director L. John Doerr	Issuer	Voted	For	For
					Elect director John L. Hennessy	Issuer	Voted	For	For
					Elect director Ann Mather	Issuer	Voted	For	For
					Elect director Paul S. Otellini	Issuer	Voted	For	For
					Elect director K. Ram Shriram	Issuer	Voted	For	For
					Elect director Shirley M. Tilghman	Issuer	Voted	For	For
					Ratification of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Voted	For	For
					Approval of amendment to Google's 2004 Stock Plan to increase the number of authorized shares of Class A common stock issuable under the plan by 1,500,000	Issuer	Voted	For	For
					Approval of 2010 compensation awarded to named excutive officers	Issuer	Voted	For	For
					Frequency of future stockholder advisory votes regarding compensation awarded to named executive officers	Issuer	Voted	1 year	Against
					Stockholder proposal - the formation of a board committee on sustainability, if properly presented at the meeting	Shareholder	Voted	Against	For
					Stockholder proposal - the adoption of a simple majority voting standard for stockholder matters, if properly presented at the meeting	Shareholder	Voted	For	Against
					Stockholder proposal - a conflict of interest and code of conduct compliance report, if properly presented at the meeting	Shareholder	Voted	Against	For

Staples, Inc.	SPLS	855030102	4/11/2011	6/7/2011	Elect director Basil L. Anderson	Issuer	Voted	For	For
					Elect director Arthur M. Blank	Issuer	Voted	For	For
					Elect director Mary Elizabeth Burton	Issuer	Voted	For	For
					Elect director Justin King	Issuer	Voted	For	For
					Elect director Carol Meyrowitz	Issuer	Voted	For	For
					Elect director Rowland T. Moriarty	Issuer	Voted	For	For
					Elect director Robert C. Nakasone	Issuer	Voted	For	For
					Elect director Ronald L. Sargent	Issuer	Voted	For	For
					Elect director Elizabeth A. Smith	Issuer	Voted	For	For
					Elect director Robert E. Sulentic	Issuer	Voted	For	For
					Elect director Vijay Vishwanath	Issuer	Voted	For	For
					Elect director Paul F. Walsh	Issuer	Voted	For	For
					Ratify selection by the Audit Committee of Ernst & Young LLP as Staples' independent registered public accounting firm for the current fiscal year	Issuer	Voted	For	For
					To hold an advisory vote on executive compensation	Issuer	Voted	For	For
					To hold an advisory vote on the frequency of future executive compensation advisory votes	Issuer	Voted	1 year	For
					Shareholder proposal - Ability of shareholders to act by majority written consent.	Shareholder	Voted	Against	For

Mastercard Incorporated	MA	57636Q104	4/13/2011	6/7/2011	Elect director Marc Olivie	Issuer	Voted	For	For
					Elect director Rima Qureshi	Issuer	Voted	For	For
					Elect director Mark Schwartz	Issuer	Voted	For	For
					Elect director Jackson P. Tai	Issuer	Voted	For	For
					Approval of the advisory vote on executive compensation	Issuer	Voted	For	For
					Approval of the advisory vote on frequency of future advisory votes on executive compensation	Issuer	Voted	1 year	For
					Ratification of the appointment of PricewaterhouseCoopers LLP as the Independent Public Accounting Firm for the Company for 2011	Issuer	Voted	For	For

Target Corporation	TGT	87612E106	4/11/2011	6/8/2011	Elect director Roxanne S. Austin	Issuer	Voted	For	For
					Elect director Calvin Darden	Issuer	Voted	For	For
					Elect director Mary N. Dillon	Issuer	Voted	For	For
					Elect director James A. Johnson	Issuer	Voted	For	For
					Elect director Mary E. Minnick	Issuer	Voted	For	For
					Elect director Anne M. Mulcahy	Issuer	Voted	For	For
					Elect director Derica W. Rice	Issuer	Voted	For	For
					Elect director Stephen W. Sanger	Issuer	Voted	For	For
					Elect director Gregg W. Steinhafel	Issuer	Voted	For	For
					Elect director John G. Stumpf	Issuer	Voted	For	For
					Elect director Solomon D. Trujillo	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as our independent registered public accountants	Issuer	Voted	For	For
					Approve the Target Corporation 2011 Long-Term Incentive Plan	Issuer	Voted	For	For
					Cast a non-binding advisory vote on executive compensation ("Say-on-Pay")	Issuer	Voted	For	For
					Cast a non-binding advisory vote on the frequency of Say-on-Pay votes	Issuer	Voted	1 year	For
					Shareholder proposal - compensation benchmarking	Shareholder	Voted	Against	For
					Shareholder proposal - electronics recycling	Shareholder	Voted	Against	For

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer
Date	August 30, 2011

* Print the name and title of each signing officer under his or her signature.